Consolidated statements of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Income before income tax	R$ 3,936,348	R$ 3,444,656	R$ 3,815,174
Adjustments to reconcile income before income taxes
Depreciation of property, equipment and right-of-use assets	118,603	110,248	68,618
Amortization of intangible assets	133,810	95,629	163,112
Loss or write-off of property, equipment, intangible assets and leases, net	32,266	20,805	20,367
Share of profit or (loss) in joint ventures and associates	(73,507)	12,165	7,710
Income from share in the net income of associates measured at fair value	52,403	54,301	(47,291)
Expected credit losses on financial assets	360,859	78,945	92,560
(Reversal of) Provision for contingencies, net	9,940	12,305	5,325
Net foreign exchange differences	(470,788)	(301,697)	506,510
Share based plan	365,715	584,772	561,457
Interest accrued	637,640	429,222	181,731
Gains (losses) on disposals of investments	26,367	0	0
Changes in assets and liabilities
Securities (assets and liabilities)	(12,743,703)	(28,309,585)	(21,857,025)
Derivative financial instruments (assets and liabilities)	1,700,236	(1,550,061)	674,837
Securities trading and intermediation (assets and liabilities)	1,209,000	(1,423,398)	(5,086,154)
Securities purchased under agreements to resell	(4,495,605)	1,937,077	(2,269,321)
Accounts receivable	(53,247)	(157,056)	37,160
Loan operations	(5,596,362)	(9,416,502)	(8,918,608)
Prepaid expenses	22,722	(257,357)	(2,589,213)
Other assets and other financial assets	(437,106)	(3,358,515)	(674,697)
Securities sold under repurchase agreements	711,818	5,508,746	(5,557,999)
Accounts payable	326,344	(308,824)	(133,576)
Financing instruments payable	12,478,690	17,563,948	14,408,581
Social and statutory obligations	126,692	(54,093)	354,764
Tax and social security obligations	17,407	(91,326)	278,609
Retirement plans liabilities	10,675,260	13,812,415	18,533,487
Other liabilities and other financial liabilities	(347,790)	3,938,385	4,271,361
Cash from/(used in) operations	8,724,012	2,375,205	(3,152,521)
Income tax paid	(402,842)	(370,862)	(783,816)
Contingencies paid	(52,667)	(2,521)	(2,565)
Interest paid	(141,202)	(197,937)	(81,427)
Net cash flows from/(used in) operating activities	8,127,301	1,803,885	(4,020,329)
Investment activities
Acquisition of intangible assets	(130,219)	(82,412)	(217,569)
Acquisition of property and equipment	(66,004)	(44,563)	(135,444)
Acquisition of subsidiaries, net of cash acquired	770,887	(69,532)	(40,857)
Investment in associates and joint ventures	(65,444)	(174,773)	(756,857)
Disposal of investments	29,589	0	0
Net cash flows from/(used in) investing activities	538,809	(371,280)	(1,150,727)
Financing activities
Proceeds from borrowings	2,252,550	0	1,570,639
Treasury shares	(915,859)	(1,814,823)	0
Acquisitions of debt securities issued	373,481	1,890,500	4,191,280
Payments of borrowings and lease liabilities	(1,966,674)	(101,716)	(76,371)
Payment of debt securities	(590,029)	(175,999)	(177,826)
Dividends paid	(3,542,298)	0	0
Transactions with non-controlling interests	(4,146)	3,556	(231)
Dividends paid to non-controlling interests	(1,853)	(1,820)	(3,026)
Proceeds from SPAC issuance of shares	0	0	1,134,797
Net cash flows from/(used in) financing activities	(4,394,828)	(200,302)	6,639,262
Net increase/(decrease) in cash and cash equivalents	4,271,282	1,232,303	1,468,206
Cash and cash equivalents at the beginning of the fiscal year	4,967,480	3,751,861	2,660,388
Effects of exchange rate changes on cash and cash equivalents	(28,278)	(16,684)	(376,733)
Cash and cash equivalents at the end of the fiscal year	9,210,484	4,967,480	3,751,861
Cash	3,943,307	3,553,126	2,485,641
Securities purchased under agreements to resell	2,760,296	646,478	1,071,328
Interbank certificate deposits	67,985	252,877	194,892
Other deposits at Central Bank	R$ 2,438,896	R$ 514,999	R$ 0